Investment Strategy - FT Confluence BDC & Specialty Finance Income ETF	Jun. 20, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of equity securities of business development companies (“BDCs”) and other specialty finance companies that Confluence Investment Management LLC, the Fund's investment sub-advisor (the “Sub-Advisor”), believes offer attractive opportunities for income and capital appreciation. In current market conditions, the Fund anticipates that its assets will be invested primarily in securities of BDCs.BDCs are a type of specialty finance company whose principal business is to invest in and lend capital to small and medium-sized private and certain public companies that may not have access to public equity markets for capital raising. BDCs are a type of closed-end fund regulated under the Investment Company Act of 1940 (the “1940 Act”), whose shares are typically listed for trading on a U.S. securities exchange. Specialty finance companies include entities other than BDCs that provide financing to borrowers with capital needs that are different relative to traditional borrowers (which typically utilize commercial banks or public debt markets to meet their financing requirements) and often engage in asset-based and other forms of non-traditional financing activities. BDCs and other categories of specialty finance companies, including real estate investment trusts ("REITs"), which may include mortgage REITs, mortgage specialists to certain consumers, equipment leasing specialists to certain industries and equity or debt-capital providers to certain small businesses, typically pass cash flow through to their investors without being taxed at the entity level.When evaluating portfolio companies, the Sub-Advisor performs company-specific analysis on the BDCs and specialty finance companies, evaluating the capability, resources and track records of management teams. The ability to consistently deliver attractive returns to shareholders while prudently making sound capital allocation decisions are of high importance. The Sub-Advisor also evaluates the nature of risks embedded in a BDC’s or specialty finance company's primary business, as well as risks systemic to industries and the broader sector.As of June 23, 2025, the Fund expects to have significant investments in financial companies, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund will be exposed to the risks associated with that jurisdiction or investment sector.The Fund is classified as “non-diversified” under the 1940 Act.
Strategy Portfolio Concentration [Text]	As of June 23, 2025, the Fund expects to have significant investments in financial companies, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund will be exposed to the risks associated with that jurisdiction or investment sector.